Schedule of investments
Delaware Ivy Value Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.58%
Communication Services — 7.12%
AT&T	1,261,700	$ 26,445,232
Comcast Class A	777,481	30,508,355
Liberty Global Class C *, †	1,407,303	31,087,323
		88,040,910
Consumer Discretionary — 5.56%
AutoZone †	12,220	26,262,246
Lowe's	140,500	24,541,135
Target	127,159	17,958,665
		68,762,046
Consumer Staples — 6.96%
Philip Morris International	423,170	41,783,806
Walmart	363,978	44,252,446
		86,036,252
Energy — 6.67%
Exxon Mobil	482,700	41,338,428
Marathon Petroleum	500,229	41,123,826
		82,462,254
Financials — 19.62%
AGNC Investment	2,789,624	30,881,138
Allstate	306,600	38,855,418
Ameriprise Financial	121,273	28,824,166
Capital One Financial	308,622	32,155,326
Comerica	337,400	24,758,412
KKR & Co.	409,500	18,955,755
Regions Financial	986,094	18,489,262
Synchrony Financial	539,885	14,911,624
Wells Fargo & Co.	890,704	34,888,876
		242,719,977
Healthcare — 18.44%
CVS Health	457,681	42,408,722
Elevance Health	89,355	43,120,936
HCA Healthcare	165,529	27,818,804
McKesson	128,826	42,024,329
Regeneron Pharmaceuticals †	58,647	34,668,001
Vertex Pharmaceuticals †	134,893	38,011,498
		228,052,290
Industrials — 10.97%
Norfolk Southern	158,663	36,062,513
Northrop Grumman	75,841	36,295,228
nVent Electric	790,479	24,765,707
Raytheon Technologies	401,400	38,578,554
		135,702,002
Information Technology — 7.80%
Broadcom	60,674	29,476,036
Fidelity National Information Services	261,537	23,975,097
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
NXP Semiconductors	79,818	$ 11,815,458
Seagate Technology Holdings	436,144	31,158,127
		96,424,718
Materials — 3.76%
Celanese	190,900	22,451,749
LyondellBasell Industries Class A	275,500	24,095,230
		46,546,979
Real Estate — 4.94%
CBRE Group Class A †	428,200	31,519,802
Weyerhaeuser	894,100	29,612,592
		61,132,394
Utilities — 5.74%
American Electric Power	371,900	35,680,086
Exelon	780,300	35,363,196
		71,043,282
Total Common Stocks (cost $1,049,198,211)		1,206,923,104

Short-Term Investments — 2.79%
Money Market Mutual Fund — 2.79%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	34,548,317	34,548,317
Total Short-Term Investments (cost $34,548,317)		34,548,317

Total Value of Securities Before Options Written—100.37% (cost $1,083,746,528)		1,241,471,421

Securities Lending Collateral — 0.00%
Money Market Mutual Fund — 0.00%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	2	2
Total Securities Lending Collateral (cost $2)		2

NQ-IV066 [6/22] 8/22 (2352426)    1

Schedule of investments
Delaware Ivy Value Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.07%)
Equity Call Options — (0.07%)
Vertex Pharmaceuticals, strike price $285, expiration date 7/15/22, notional amount $(38,418,000)	(1,348)	$ (829,020)
Total Options Written (premium received $648,120)		$(829,020)

Liabilities Net of Receivables and Other Assets—(0.30%)		(3,763,635)
Obligation to Return Securities Lending Collateral — 0.00%		(2)
Value (US $)

Liabilities Net of Receivables and Other Assets — (0.30%)	(3,763,633)
Net Assets Applicable to 50,078,965 Shares Outstanding—100.00%	$1,236,878,768
*	Fully or partially on loan.
†	Non-income producing security.
■	Includes $3,009,100 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $3,234,676.
2    NQ-IV066 [6/22] 8/22 (2352426)